Deposits	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Deposits

Note 13 Deposits

	As at
	October 31, 2021				October 31, 2020

(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$207,493	$64,613	$90,382	$362,488	$182,745	$61,761	$98,546	$343,052
Business and government	356,020	20,800	319,533	696,353	315,472	16,585	292,254	624,311
Bank	12,549	449	28,992	41,990	12,502	956	31,064	44,522
	$576,062	$85,862	$438,907	$1,100,831	$510,719	$79,302	$421,864	$1,011,885
Non-interest-bearing (4)
Canada	$151,475	$8,051	$713	$160,239	$123,402	$7,390	$368	$131,160
United States	54,021	–	–	54,021	43,831	–	–	43,831
Europe (5)	632	–	–	632	654	–	–	654
Other International	8,002	–	–	8,002	7,372	–	–	7,372
Interest-bearing (4)
Canada	315,464	19,857	312,987	648,308	287,046	19,036	310,492	616,574
United States	6,978	57,260	77,597	141,835	7,190	52,046	57,037	116,273
Europe (5)	34,278	693	36,788	71,759	33,810	830	37,250	71,890
Other International	5,212	1	10,822	16,035	7,414	–	16,717	24,131
	$576,062	$85,862	$438,907	$1,100,831	$510,719	$79,302	$421,864	$1,011,885

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at October 31, 2021, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $399 billion, $35 billion, $43 billion and $27 billion, respectively (October 31, 2020 – $347 billion, $32 billion, $47 billion and $33 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	October 31 2021	October 31 2020 (1)
Within 1 year:
less than 3 months	$133,776	$123,290
3 to 6 months	64,062	65,782
6 to 12 months	83,871	80,737
1 to 2 years	45,532	34,400
2 to 3 years	29,204	42,907
3 to 4 years	24,573	21,136
4 to 5 years	25,329	22,885
Over 5 years	32,560	30,727
	$438,907	$421,864
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$416,000	$388,000
(1)	Amounts previously presented were reclassified to reflect the contractual maturities of certain term deposits.
Average deposit balances and average rates of interest

	For the year ended
	October 31, 2021		October 31, 2020
(Millions of Canadian dollars, except for percentage amounts)	Average balances	Average rates	Average balances	Average rates
Canada	$772,875	0.61%	$725,021	1.02%
United States	180,230	0.13	144,011	0.46
Europe	77,217	0.55	73,317	0.76
Other International	28,731	0.33	28,283	0.68
	$1,059,053	0.51%	$970,632	0.90%